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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2011
                                               --------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.             April 12, 2011
---------------------     -------------------------         --------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      57
                                           ------------

Form 13F Information Table Value Total:      $80,927
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER          CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
------------------------------  --------  ---------  --------  -------  ---  ----  -------  --------  ------  ------  -----

Abbott Laboratories                COM    002824100     1707      34800 SH          SOLE              32800           2000
                                                         407       8300 SH          OTHER                             8000
Applied Materials Inc.             COM    038222105      734      47000 SH          SOLE              47000
BP Amoco PLC                       COM    055622104      124       2800 SH          SOLE               2000            800
                                                         166       3760 SH          OTHER                             3760
Berkshire Hathaway Inc. Class      COM    084670207      422       5050 SH          SOLE               4450            600
Bristol Myers Co.                  COM    110122108     2215      83800 SH          SOLE              77800           6000
Chevron Corp.                      COM    166764100      258       2400 SH          SOLE               2400
                                                         118       1100 SH          OTHER
Cisco Systems                      COM    17275R102     1830     106700 SH          SOLE             102800           3900
Coca Cola Co.                      COM    191216100     2183      32900 SH          SOLE              30400           2500
                                                          27        400 SH          OTHER                              400
E. I. duPont de Nemours & Co.      COM    263534109     4628      84200 SH          SOLE              80700           3500
EMC Corp.                          COM    268648102     1676      63100 SH          SOLE              57100           6000
                                                          40       1500 SH          OTHER                             1500
Emerson Electric Co.               COM    291011104     2729      46700 SH          SOLE              43600           3100
                                                          35        600 SH          OTHER                              600
Exxon Mobil                        COM    30231G102     1295      15397 SH          SOLE              14452            945
                                                        1240      14734 SH          OTHER                             8484
General Electric Co.               COM    369604103     3742     186611 SH          SOLE             177911           8700
                                                         399      19878 SH          OTHER                            14928
GlaxoSmithKline                    COM    37733W105      726      18900 SH          SOLE              17300           1600
Hewlett Packard                    COM    428236103     1278      31200 SH          SOLE              27000           4200
IBM                                COM    459200101     2544      15600 SH          SOLE              14100           1500
                                                         174       1064 SH          OTHER                             1064
Intel Corp.                        COM    458140100     1984      98300 SH          SOLE              93300           5000
                                                          60       2950 SH          OTHER                             2300
Johnson & Johnson                  COM    478160104     3490      58900 SH          SOLE              54500           4400
                                                          20        338 SH          OTHER
KLA Tencor Corp.                   COM    482480100     2049      43300 SH          SOLE              40400           2900
Marsh & McLennan Companies Inc     COM    571748102     1037      34800 SH          SOLE              33300           1500
                                                         705      23644 SH          OTHER                            23644
Merck & Co., Inc.                  COM    58933Y105     1835      55600 SH          SOLE              50100           5500
                                                          99       3000 SH          OTHER                             3000
Microsoft Corp.                    COM    594918104     1455      57300 SH          SOLE              53700           3600
                                                          81       3200 SH          OTHER                             3200
Northern Trust Corporation         COM    665859104     1035      20400 SH          SOLE              18900           1500
Nucor Corp.                        COM    670346105     1652      35900 SH          SOLE              32900           3000
                                                          76       1650 SH          OTHER                             1400
PepsiCo Inc.                       COM    713448108      258       4000 SH          SOLE               4000
Pfizer, Inc.                       COM    717081103     1819      89585 SH          SOLE              83198           6387
                                                         120       5910 SH          OTHER                             5910
Plum Creek Timber                  COM    729251108     2390      54800 SH          SOLE              50800           4000
Procter & Gamble Company           COM    742718109     1109      18000 SH          SOLE              17100            900
                                                          25        400 SH          OTHER                              400
Progressive Corp.-Ohio             COM    743315103     1096      51872 SH          SOLE              51872
                                                       12489     591036 SH          OTHER            591036
Royal Dutch Shell                  COM    780259206     1027      14100 SH          SOLE              14100
Stryker Corp.                      COM    863667101     6435     105844 SH          SOLE             100144           5700
                                                         608      10000 SH          OTHER                            10000
Symantec Corp.                     COM    871503108      853      46000 SH          SOLE              43000           3000
Unilever PLC                       COM    904767704     2590      84600 SH          SOLE              78880           5720
                                                          83       2700 SH          OTHER                             2700
Verizon Communications             COM    92343V104     1268      32900 SH          SOLE              29800           3100
                                                          54       1400 SH          OTHER                              800
Deutsche Bank Capital Funding      PFD    25153Y206     1268      52000 SH          SOLE              42000          10000
Pimco Commodity Real Return -             722005667     1163     120000 SH          SOLE             120000